Finance Costs	9 Months Ended
Sep. 30, 2023
Finance Costs [Abstract]
Finance Costs	FINANCE COSTS

	Nine months ended September 30,
	2023	2022
	US$’000 (Unaudited)	US$’000 (Unaudited)
Interest on lease liabilities	1,019	286
Collaboration interest-bearing advanced funding	14,955	5,649
Total	15,974	5,935